Transactions and Balances with Related Parties - Schedule of Benefits to Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Benefits to Key Management Personnel [Abstract]
Short-term benefits	$ 1,142	$ 765	$ 1,204
Management fees (see also note 24d)	120	120	220
Cost of share-based payment	$ 302	$ 157	$ 84